Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations
REVENUES	$ 681	$ 40,210
REVENUES-RELATED PARTIES	0	2,359
COST OF GOODS SOLD	36,321	155,804
GROSS LOSS	(35,640)	(113,235)
OPERATING EXPENSES
Legal and accounting	263,854	228,886
Advertising	33,168	65,169
Consulting	1,444,838	432,224
General and administrative	397,583	472,266
Total Operating Expenses	2,139,443	1,198,545
OPERATING LOSS	(2,175,083)	(1,311,780)
OTHER INCOME (EXPENSE)
Other income	10,945	12,673
Interest expense	(229,448)	(148,662)
Total Other Expense	(218,503)	(135,989)
NET LOSS	$ (2,393,586)	$ (1,447,769)
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.21)	$ (0.11)
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	11,272,766	12,933,473